PRUDENTIAL INVESTMENT PORTFOLIOS 2

PGIM TIPS Fund

(the “Fund”)

Supplement dated April 8, 2025

to the Fund’s Currently Effective Summary Prospectus, Prospectus and Statement of Additional Information

You should read this Supplement in conjunction with the Fund's Summary Prospectus, Prospectus and Statement of Additional

Information (SAI), as applicable, and retain it for future reference.

Effective immediately, Mr. Vivek Sahay, will replace Mr. Scott Donnelly as portfolio manager of the Fund.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows effective immediately:

1.All references to Mr. Donnelly are hereby removed for the Fund’s Summary Prospectus, Prospectus and SAI.

2.The table in the section of the Fund’s Summary Prospectus and Prospectus entitled “Management of the Fund” is hereby revised by adding the information set forth below with respect to Mr. Sahay:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM Investments	PGIM Fixed	Vivek Sahay	Principal and Portfolio	April 2025
LLC	Income*		Manager

*PGIM Fixed Income is a business unit of PGIM, Inc.

3.The section of the Fund’s Prospectus entitled “How the Funds are Managed - Portfolio Managers” is hereby revised by adding the following professional biography for Mr. Sahay:

Vivek Sahay is a Principal and portfolio manager for PGIM Fixed Income’s Developed Market Rates Team, focusing on relative value trading in government bonds, interest rate swaps, and volatility. Prior to joining the Firm in 2021, Mr. Sahay was a portfolio manager at MKP Capital where he focused on relative value and macro strategies across developed rate markets. Prior to that, Mr. Sahay was at Nomura Inc in various roles where he was head of U.S. Rates Derivatives and a portfolio manager on the proprietary trading desk. Mr. Sahay began his career in 2001 on the Interest Rates Volatility trading desk at Lehman Brothers. He received a Bachelor of Technology in Computer Science from IIT Kharagpur and an MBA from IIM Ahmedabad.

2.The table in the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED” is hereby revised by adding the following information pertaining to Mr. Sahay:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other
		Managers	Investment	Investment	Accounts/Total
			Companies/Total	Vehicles/Total	Assets*
			Assets*	Assets*
PGIM TIPS	PGIM Fixed	Vivek Sahay	4/$779,027,794	4/$1,705,673,513	8/$1,911,605,257
Fund	Income1			2/$950,314,410

1PGIM Fixed Income is a business unit of PGIM, Inc. *Information as of February 28, 2025.

3.The table in the section of the Fund’s SAI entitled “THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS” is hereby revised by adding the following information pertaining to Mr. Sahay:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers		Investments and Other Financial
Interests in the Funds and
Similar Strategies*
PGIM Fixed Income/PGIM Limited	Vivek Sahay	**	None

*The dollar range of Mr. Sahay direct investment in the Fund as of February 28, 2025 is as follows: None. **Information is as of February 28, 2025.

LR1503